Federal Home Loan Bank Advances - Additional Information (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank advance	$ 25,000,000	$ 0
Mortgage and Other Loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank advance	$ 167,285,000
FHLB monthly interest rate	0.16%